RESERVES (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Schedule of Reserves

	Notes	2025	2024
		US$	US$
Share-based payments reserve	15(b)	6,469,201	13,440,265
Foreign currency translation reserve	15(f)	(2,780,397)	(1,178,258)
		3,688,804	12,262,007

Schedule of Movements in Share-based Payments Reserve
(b)    Movements in share-based payments reserve during the year

	Number of Unlisted Options (Note 15(c))	Number of Performance Rights (Note 15(d))	No. of Restricted Stock Units (Note 15(e))	US$
2025
Opening balance at July 1, 2024	11,749,372	27,469,335	4,377,034	13,440,265
Grant of employee options, rights and RSUs	2,679,746	5,288,409	2,220,020	-
Exercise of options, rights and RSUs	(1,525,000)	(24,273,335)	(1,639,496)	(15,818,993)
Issue of shares to consultants	-	-	-	(470,262)
Issue of shares to Director in lieu of bonus	-	-	-	(250,000)
Lapse/forfeiture of employee rights and RSUs	-	(980,000)	(159,333)	-
Share-based payment expense	-	-	-	9,568,191
Closing balance at June 30, 2025	12,904,118	7,504,409	4,798,225	6,469,201

2024
Opening balance at July 1,2023	23,011,372	29,146,000	824,371	15,004,052
Grant of employee rights and RSUs	-	4,021,000	3,894,124	-
Exercise of options, rights and RSUs	(11,262,000)	(5,147,665)	(341,461)	(4,726,904)
Issue of shares to consultants	-	-	-	(470,000)
Expiry of employee rights	-	(550,000)	-	(158,424)
Share-based payment expense	-	-	-	3,791,541
Closing balance at June 30, 2024	11,749,372	27,469,335	4,377,034	13,440,265

2023
Opening balance at July 1,2022	23,824,000	27,620,000	600,000	12,985,856
Grant of employee incentive securities	424,372	1,935,000	424,372	-
Grant of options to financial advisor	1,000,000	-	-	354,788
Exercise of options	(2,237,000)	-	-	(192,511)
Conversion of RSUs	-	(329,000)	-	(167,487)
Conversion of performance rights	-	-	(200,001)	(216,007)
Issue of shares to a consultant	-	-	-	(350,000)
Lapse of employee incentive securities	-	(80,000)	-	-
Share-based payment expense	-	-	-	2,589,413
Closing balance at June 30, 2023	23,011,372	29,146,000	824,371	15,004,052
Notes:
(1)For details on the valuation of Unlisted Options, Performance Rights and RSUs, including models and assumptions used, refer to Note 19 of the financial statements.

Schedule of Movements in Foreign Currency Translation Reserve
(f)    Movements in foreign currency translation reserve during the year

	2025	2024	2023
	US$	US$	US$
Balance at start of year	(1,178,258)	(1,008,244)	(596,331)
Exchange differences arising on translation into presentation currency	(1,602,139)	(170,014)	(411,913)
Balance at June 30	(2,780,397)	(1,178,258)	(1,008,244)